Loans Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Relationships	Dec. 31, 2012 Relationships	Dec. 31, 2011
Receivables [Abstract]
Interest income not recognized due to non accrual loans	$ 4.2	$ 7.7	$ 4.9
Interest on loans included in net income	1.2	5.0	3.8
Outstanding amount of relationships which agreements included interest reserves	54.5	24.3
No of residential construction, commercial construction and land development relationships	17	19
Amount available to fund interest payments	4.3	3.6
Commercial construction relationship	0	0
Interest Reserve in the aggregate on non accrual status of commercial construction relationships	0	0
Additional lending of funds	568.8	842.4
Loans pledged as collateral on secured borrowings	$ 241.7